UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
June 30, 2022

EVERCORE EQUITY FUND
SHAREHOLDER LETTER (Unaudited)

Dear Shareholders,

The Evercore Equity Fund declined -14.21% in the second quarter.  While the S&P 500 Index declined -16.10%, it surely does not feel like outperformance.  For the year-to-date (12/31/21 – 6/30/22) period, the Fund is down -22.14%, trailing the S&P 500’s decline of -19.96%.

The market continues to be under heavy pressure from inflation and inflation fears, rising rates and concern about a recession.  This pressure has caused a significant valuation compression with the market multiple falling from @22x to about @16x.  There is obviously concern that earnings will be weaker than forecast.  A case in point for the Fund is Celanese (CE) – a chemical company with both commodity and significant value add products.  At the end of April, CE confirmed FY 2022 earnings per share expectations of about $18 –  flattish with last year and up 2x+ from several years ago due to asset buy/sells and efficiencies.  The stock is down about 35% year-to-date and is trading around 6x 2022 earnings.  Something has to give and,  we shall see shortly whether it is earnings or stock price. Regardless of the short-term, Celanese is very well managed, has an industry leading cost structure and improving product portfolio and should grow in value over the long-term.

We have made several changes to the portfolio throughout this year.  Our focus has been on selling those companies that we believe will have a harder time operating in an inflationary economic environment and adding to those that, in our view, are better prepared to compete, protect margin and hopefully gain share.  For year-to-date, we have added two new positions, eliminated four and trimmed several that became expensive due to excellent relative performance.

This earnings season will be especially interesting as there is clearly a disconnect between last quarter’s guidance and current investor expectations as demonstrated with Celanese.  Early reports from some of the financial companies suggest that there are clearly pockets of weakness but that overall, business and the economy are still in decent shape.  We believe that our portfolio holdings represent very good value and are looking forward to further quarterly reports.

Sincerely,

Timothy Evnin	Charles Ryan
Portfolio Manager	Portfolio Manager

Michael Seppelt
Portfolio Manager

This report must be preceded or accompanied by a prospectus.

The S&P 500 Index is a market-capitalization weighted index that includes the 500 most widely held common stocks. It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller and medium capitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The Evercore Equity Fund is distributed by Quasar Distributors, LLC.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.7%

Beverages – 2.4%
Constellation Brands,
Inc. – Class A	30,940	$7,210,876

Building Materials – 2.1%
Builders FirstSource, Inc.(a)	118,000	6,336,600

Chemicals – 2.4%
Celanese Corp.	62,000	7,291,820

Drugs – 2.4%
Abbott Laboratories	67,170	7,298,020

Electrical Equipment – 4.6%
CDW Corp.	56,750	8,941,530
Generac Holdings, Inc.(a)	24,000	5,053,920
		13,995,450
Financial Services – 13.4%
BlackRock, Inc. – Class A	7,900	4,811,416
JPMorgan Chase & Co.	61,500	6,925,515
Mastercard, Inc.	32,360	10,208,933
Morgan Stanley	114,710	8,724,842
The Blackstone
Group Inc. – Class A	110,000	10,035,300
		40,706,006
Health Care Services – 8.7%
Thermo Fisher Scientific, Inc.	24,440	13,277,763
UnitedHealth Group, Inc.	25,655	13,177,178
		26,454,941
Insurance – 2.3%
Chubb Ltd.	35,060	6,892,095

Media – 1.3%
The Walt Disney Co.(a)	40,220	3,796,768

Office Equipment – 4.7%
Apple, Inc.	104,405	14,274,252

Pipelines – 2.8%
Williams Companies, Inc.	276,280	8,622,699

Property Management – 2.8%
CBRE Group,
Inc. – Class A(a)	117,500	8,649,175

Restaurants – 2.5%
McDonald’s Corp.	30,300	7,480,464

Retail – 3.6%
Best Buy Co., Inc.	77,500	5,052,225
TJX Companies, Inc.	105,155	5,872,907
		10,925,132
Semiconductors – 4.1%
NVIDIA Corp.	25,000	3,789,750
Texas Instruments, Inc.	56,035	8,609,778
		12,399,528
Services – 10.2%
Accenture PLC – Class A	31,500	8,745,975
Alphabet, Inc. – Class A(a)	2,055	4,478,379
Alphabet, Inc. – Class C(a)	4,250	9,296,663
Amazon.com, Inc.(a)	80,000	8,496,800
		31,017,817
Software – 10.1%
Adobe Systems, Inc.(a)	17,810	6,519,529
Ansys, Inc.(a)	15,015	3,592,939
Microsoft Corp.	57,750	14,831,932
SS&C Technologies
Holdings, Inc.	99,000	5,748,930
		30,693,330
Specialty Retail – 10.4%
AutoZone, Inc.(a)	5,120	11,003,494
BorgWarner, Inc.	159,440	5,320,513
Home Depot, Inc.	37,160	10,191,873
Nike, Inc. – Class B	48,650	4,972,030
		31,487,910
Telecommunications – 2.4%
American Tower Corp. – REIT	29,045	7,423,612

Transportation – 2.5%
FedEx Corp.	33,420	7,576,648
TOTAL COMMON STOCKS
(Cost $156,107,027)		$290,533,143

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT – 4.2%
Invesco Government &
Agency Portfolio,
Institutional Class,
1.382% (b)	12,773,438	$12,773,438
TOTAL SHORT-TERM
INVESTMENT
(Cost $12,773,438)		12,773,438

TOTAL INVESTMENTS
(Cost $168,880,465) – 99.9%		$303,306,581
Other Assets in Excess
of Liabilities – 0.1%		327,701
TOTAL NET
ASSETS – 100.0%		$303,634,282

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of June 30, 2022.
REIT – Real Estate Investment Trust

Please refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS:
Investments, at value (cost $168,880,465)	$303,306,581
Receivable for fund shares sold	385,020
Dividends receivable	222,788
Interest receivable	9,684
Prepaid expenses	19,685
Total Assets	303,943,758

LIABILITIES:
Payable for fund shares redeemed	9,898
Investment advisory fee payable (Note 4)	193,751
Payable for fund administration
and accounting fees	56,259
Accrued expenses and other payables	49,568
Total Liabilities	309,476
NET ASSETS	$303,634,282

NET ASSETS CONSIST OF:
Capital stock	$167,840,964
Total distributable earnings	135,793,318
TOTAL NET ASSETS	303,634,282

Shares outstanding (unlimited shares
authorized, no par value)	11,587,528
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$26.20

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend and interest income	$2,307,255
Less: foreign taxes withheld	4,080
Total investment income	2,311,335

EXPENSES:
Investment advisory fees (Note 4)	1,261,645
Fund administration and accounting fees	181,531
Legal fees	36,610
Federal and state registration fees	21,326
Trustees’ fees and expenses (Note 4)	20,380
Transfer agent fees and expenses	18,814
Insurance expense	11,154
Custody fees	10,049
Audit and tax fees	8,326
Reports to shareholders	4,435
Miscellaneous expenses	2,262
Total expenses	1,576,532
NET INVESTMENT INCOME	734,803

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
investment transactions	1,878,927
Change in unrealized depreciation
on investments	(87,754,621)
Net realized and unrealized loss
on investments	(85,875,694)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(85,140,891)

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period	Year
	Ended	Ended
	June 30,	December 31,
	2022	2021
	(Unaudited)
OPERATIONS:
Net investment income	$734,803	$116,940
Net realized gain on
investment transactions	1,878,927	11,554,099
Change in unrealized
appreciation (depreciation)
on investments	(87,754,621)	72,214,842
Net increase (decrease)
in net assets resulting
from operations	(85,140,891)	83,885,881

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	18,031,258	41,434,922
Cost of shares redeemed	(9,431,428)	(16,369,876)
Reinvested distributions	—	11,401,814
Net increase in net assets
resulting from capital
share transactions	8,599,830	36,466,860

DISTRIBUTIONS TO
SHAREHOLDERS	—	(11,570,770)

TOTAL INCREASE
(DECREASE) IN
NET ASSETS	(76,541,061)	108,781,971

NET ASSETS:
Beginning of period	380,175,343	271,393,372
End of period	$303,634,282	$380,175,343

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. Prior to May 1, 2021, the Fund had a secondary objective of income generation through the selection of dividend paying securities. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Trustees.

U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2022 (Unaudited)

changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2022, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$290,533,143	$—	$—	$290,533,143
Short-Term
Investment	12,773,438	—	—	12,773,438
Total
Investments	$303,306,581	$—	$—	$303,306,581

* Please refer to the Schedule of Investments for further industry breakout.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended December 31, 2017.

(c) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes.  Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share.

(e) New Accounting Pronouncements – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2022 (Unaudited)

security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

3. Investment Transactions
The aggregate purchases and sales of securities for the year ended June 30, 2022, excluding short-term investments, were $36,071,891 and $26,845,082, respectively. There were no purchases or sales of long-term U.S. government securities.

4. Investment Adviser
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  As of June 30, 2022, the Adviser has recouped all eligible previously waived expenses.

Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.

5. Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Shares Sold	599,379	1,366,706
Shares Redeemed	(309,485)	(529,062)
Shares Reinvested	—	338,634
Net Increase	289,894	1,176,278
Shares Outstanding:
Beginning of Period	11,297,634	10,121,356
End of Period	11,587,528	11,297,634

6. Tax Information
As of December 31, 2021, the Fund’s most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$159,185,986
Gross tax unrealized appreciation	$225,823,197
Gross tax unrealized depreciation	(4,989,257)
Net unrealized appreciation	222,833,940
Undistributed ordinary income	95,157
Undistributed long-term capital gain	5,112
Distributable earnings	$220,934,209

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.

The were no distributions made during the period ended June 30, 2022.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Ordinary Income	$748,049	$338,312
Long-Term Capital Gain	$10,822,720	$1,955,581
Return of Capital	$—	$183,412

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2021, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund does not plan to defer any later year ordinary or post-October capital losses.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2022 (Unaudited)

7. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8. General Risk
The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

9. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2022, SEI Private Trust Company, for the benefit of Fund shareholders, owned 84.2% of the outstanding shares of the Fund.

10. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

THE EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period

	Six Months
	Ended
	June 30,		Years Ended December 31,
	2022		2021	2020	2019	2018	2017	2016	2015	2014	2013	2012
	(Unaudited)
Per Share Data
Net asset value,
beginning of period	$33.65		$26.81	$21.80	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99
Income from investment operations:
Net investment income(1)	0.06		0.01	0.01	0.08	0.02	0.02	0.02	0.04	0.02	0.02	0.01
Net realized and unrealized
gain (loss) on investments	(7.51)		7.88	5.24	6.11	(0.88)	3.55	0.69	(0.37)	2.07	3.68	0.87
Total from investment operations	(7.45)		7.89	5.25	6.19	(0.86)	3.57	0.71	(0.33)	2.09	3.70	0.88
Less distributions:
Distributions from
net investment income	—		(0.00)	(0.02)	(0.08)	(0.04)	(0.05)	(0.03)	(0.04)	(0.02)	(0.03)	(0.03)
Distributions from net
realized gains from security transactions	—		(1.05)	(0.22)	(0.41)	(0.32)	(0.27)	(0.01)	(0.62)	(0.91)	(0.28)	—
Total distributions	—		(1.05)	(0.24)	(0.49)	(0.36)	(0.32)	(0.04)	(0.66)	(0.93)	(0.31)	(0.03)
Net asset value, end of period	$26.20		$33.65	$26.81	$21.80	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84
Total return	(22.14	)%(2)	29.46%	24.12%	38.46%	(4.94)%	25.35%	5.31%	(2.30)%	15.74%	37.65%	9.77%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$303,634		$380,175	$271,393	$203,115	$137,523	$143,081	$114,616	$109,354	$97,184	$78,048	$54,216
Ratio of operating expenses to
average net assets, before
reimbursements/recoupment	0.94	%(3)	0.95%	0.98%	0.99%	1.02%	1.06%	1.07%	1.07%	1.29%	1.25%	1.32%
Ratio of operating expenses to
average net assets, net of
reimbursements/recoupment	0.94	%(3)	0.96%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss)
to average net assets, before
reimbursements/recoupment	0.44	%(3)	0.05%	0.10%	0.43%	0.11%	0.06%	0.08%	0.27%	(0.14)%	(0.10)%	0.05%
Ratio of net investment income (loss)
to average net assets, net of
reimbursements/recoupment	0.44	%(3)	0.04%	0.08%	0.42%	0.13%	0.12%	0.16%	0.34%	0.15%	0.15%	0.37%
Portfolio turnover rate	8.17	%(2)	9.12%	8.13%	15.11%	14.13%	10.73%	22.60%	23.52%	21.53%	36.65%	84.10%
__________
(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ÒExpenses Paid During PeriodÓ to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	(1/1/22 –
	(1/1/22)	(6/30/22)	6/30/22)
Actual(2)	$1,000.00	$778.60	$4.15

Hypothetical (5% return
before expenses)	$1,000.00	$1,020.13	$4.71

(1)
Expenses are equal to the Fund’s annualized expense ratio of 0.94% for the six-months ended June 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2022 of -22.14%.

EVERCORE EQUITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2022 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2022 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.

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TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde

OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
Dianna Caban,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 East 52nd Street
23rd Floor
New York, New York 10055

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, Illinois 60606

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

EVERCORE EQUITY FUND
55 East 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercoreequityfund.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wall Street EWM Funds Trust

By (Signature and Title)* /s/ Frederick Taylor
  Frederick Taylor, President

Date    September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
  Frederick Taylor, President

Date    September 7, 2022

By (Signature and Title)* /s/ Dianna Caban
  Dianna Caban, Treasurer

Date    September 7, 2022

* Print the name and title of each signing officer under his or her signature.